CONDENSED STATEMENTS OF INCOME (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security		$ 821
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security		$ 821